Basis of Presentation and General Information	6 Months Ended		9 Months Ended	11 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Nov. 29, 2021
Basis of Presentation and General Information

1.Basis of Presentation and General Information

The accompanying unaudited interim consolidated financial statements include the accounts of OceanPal Inc. (the “Company”, or “OceanPal”, or “OP”), and its wholly-owned subsidiaries (collectively, the “Company”). OP was incorporated by Diana Shipping Inc. (“Diana Shipping” or “DSI”) on April 15, 2021 under the laws of the Republic of the Marshall Islands, having a share capital of 500 shares, par value $0.01 per share, issued to DSI (Note 3 (c)). In November 2021, the Company’s articles of incorporation and bylaws were amended. Under the amended articles of incorporation, the Company’s authorized share capital increased from 500 common shares to 1,000,000,000 shares of common stock at par value $0.01 and 100,000,000 preferred stock at par value $0.01.

On June 24, 2021, OP filed a confidential registration statement on Form 20-F with the US Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934, to effect a spin-off of three of DSI’s vessel owning subsidiaries together with working capital in exchange of common and preferred stock to DSI and its’ shareholders (the “Spin-Off”) (Note 3 (c)). On November 29, 2021 the registration statement was declared effective. On November 30, 2021, OP began “regular way” trading on the Nasdaq Global Market under the ticker symbol “OP”.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited interim consolidated financial statements have been prepared on the same basis and should be read in conjunction with the financial statements for the period from inception (April 15, 2021) through December 31, 2021 included in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission on April 6, 2022 and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six month period ended June 30, 2022 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2022.

The comparative unaudited interim consolidated financial statements have been presented for the period from inception (April 15, 2021) through June 30, 2021. They include only the accounts of OceanPal Inc. from inception date April 15, 2021 through June 30, 2021, as the accounts of the Company’s wholly-owned subsidiaries have been consolidated from November 30, 2021 (i.e. upon the Spin-Off consummation and the acquisition of the three ship-owning subsidiaries by the Company) when the operation of the Company’s vessels started. Operations prior to the November 30, 2021 consisted principally of organizational expenses.

The consolidated balance sheet as of December 31, 2021 has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.

The Company is engaged in the ocean transportation of cargoes worldwide through the ownership and operation of vessels. Each of the vessels is owned through a separate wholly-owned subsidiary. The Company is the sole owner of all outstanding shares of the following subsidiaries:

●	Cypres Enterprises Corp., a company incorporated in the Republic of Panama on September 7, 2000, owner of the 2004 built Panamax dry bulk carrier Protefs (Note 3 (c)),
●	Darien Compania Armadora S.A., a company incorporated in the Republic of Panama on December 22, 1993, owner of the 2005 built Panamax dry bulk carrier Calipso (Note 3 (c)),
●	Marfort Navigation Company Limited, a company incorporated in the Republic of Cyprus on August 10, 2007, owner of the 2005 built Capesize dry bulk carrier Salt Lake City (Note 3 (c)), and
●	Darrit Shipping Company Inc., a company incorporated in the Republic of the Marshall islands on June 02, 2022, for the purposes of acquiring the 2005 built Capesize dry bulk carrier Baltimore (Note 4 and 9(d)).

The Company operates its own fleet through Diana Wilhelmsen Management Limited (or “DWM”) (Note 3(a)) and Steamship Shipbroking Enterprises Inc. (or “Steamship”) (Note 3(b)).

Uncertainties caused by the COVID-19 pandemic and the Russo-Ukrainian conflict: The outbreak of the COVID-19 virus has had a negative effect on the global economy and has adversely impacted the international shipping industry into which the Company operates. As of June 30, 2022, the impact of the outbreak of COVID-19 virus continues to unfold.

Additionally, the recent conflict between Russia and the Ukraine, since February 2022, has disrupted supply chains and caused instability in the energy markets and the global economy, which have experienced significant volatility. Several countries announced sanctions against Russia, including sanctions targeting the Russian oil sector, among those a prohibition on the import of oil and coal from Russia, and may impose wider sanctions and take other actions in the future. To date, no apparent consequences have been identified on the Company’s business, or counterparties, by COVID-19 and the conflict in Ukraine and their implications. Currently, none of the Company’s contracts have been affected by the events in Russia and Ukraine.

Given the dynamic nature of these circumstances, and as volatility continues, the full extent to which the COVID-19 global pandemic and/or the Russo-Ukrainian war may have direct or indirect impact on the industry and on the Company’s business is difficult to be predicted, whereas it is possible that in the future third parties with whom the Company has or will have contracts may be impacted by such events and sanctions. The related financial reporting implications cannot be reasonably estimated at this time, although they could materially affect the Company’s business, results of operations and financial condition in the future. As a result, many of the Company’s estimates and assumptions carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, the Company’s estimates may change in future periods. The overall impact on the Company’s business, and the efficacy of any measures the Company takes in response to the challenges presented by these geopolitical events, will depend on how those events will further develop, the duration and extent of the restrictive measures that are associated with such events and their impact on global economy and trade, which is still uncertain. The Company is constantly monitoring the developing situation, as well as its charterers’ and other counterparties’ response to the market and continuously evaluates the effect on its operations.

1.Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of OceanPal Inc. (the “Company”, or “OceanPal”, or “OP”), and its wholly-owned subsidiaries (collectively, the “Company”). OP was incorporated by Diana Shipping Inc. (“Diana Shipping” or “DSI”) on April 15, 2021 under the laws of the Republic of the Marshall Islands, having a share capital of 500 shares, par value $0.01 per share, issued to DSI (Note 3 (c)). In November 2021, the Company’s articles of incorporation and bylaws were amended. Under the amended articles of incorporation, the Company’s authorized share capital increased from 500 common shares to 1,000,000,000 common stock at par value $0.01 and 100,000,000 preferred stock at par value $0.01.

On June 24, 2021, OP filed a confidential registration statement on Form 20-F with the US Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934, to effect a spin-off of three of DSI’s vessel owning subsidiaries together with working capital in exchange of common and preferred stock to DSI and its’ shareholders (the “Spin-Off”) (Note 3 (c)). On November 29, 2021 the registration statement was declared effective. On November 30, 2021, OP began “regular way” trading on the Nasdaq Global Market under the ticker symbol “OP”.

The Company is engaged in the ocean transportation of cargoes worldwide through the ownership and operation of vessels. Each of the vessels is owned through a separate wholly-owned subsidiary. The Company is the sole owner of all outstanding shares of the following subsidiaries:

●	Cypres Enterprises Corp., a company incorporated in the Republic of Panama on September 7, 2000, owner of the 2004 built Panamax dry bulk carrier Protefs,
●	Darien Compania Armadora S.A., a company incorporated in the Republic of Panama on December 22, 1993, owner of the 2005 built Panamax dry bulk carrier Calipso, and
●	Marfort Navigation Company Limited, a company incorporated in the Republic of Cyprus on August 10, 2007, owner of the 2005 built Capesize dry bulk carrier Salt Lake City.

The Company operates its own fleet through Diana Wilhelmsen Management Limited (or “DWM”) (Note 3(a)) and Steamship Shipbroking Enterprises Inc. (or “Steamship”) (Note 3(b)).

Financial Statements presentation

The financial statements of the Company have been presented for the period from inception (April 15, 2021) through December 31, 2021. They include the accounts of OceanPal Inc. from inception date April 15, 2021 and the accounts of the Company’s wholly-owned subsidiaries from November 30, 2021 upon the Spin-Off consummation and acquisition of the three ship-owning subsidiaries by the Company. No comparatives are presented, as the Spin-Off has been accounted for as a nonmonetary transfer of assets rather than a spin-off of a business.

The outbreak of the COVID-19 virus has had a negative effect on the global economy and has adversely impacted the international shipping industry into which the Company operates. Given the dynamic nature of these circumstances, the full extent to which the COVID-19 global pandemic may have direct or indirect impact on the Company’s business and the related financial reporting implications cannot be reasonably estimated at this time, although it could materially affect the Company’s business, results of operations and financial condition in the future. As of December 31, 2021, the impact of the outbreak of COVID-19 virus continues to unfold. As a result, many of the Company’s estimates and assumptions carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, the Company’s estimates may change in future periods. The overall impact of COVID-19 on the Company’s business, and the efficacy of any measures the Company takes in response to the challenges presented by the COVID-19 pandemic, will depend on how the outbreak further develops, the duration and extent of the restrictive measures that are associated with the pandemic and their impact on global economy and trade, which is still uncertain. The Company is constantly monitoring the developing situation, as well as its charterers’ response to the severe market disruption via cost cutting and rationalization of their networks and fleets, and is making necessary preparations to address and mitigate, to the extent possible, the impact of COVID-19 to the Company.

OceanPal Inc. Predecessors
Basis of Presentation and General Information

1.Basis of Presentation and General Information

OceanPal Inc., (the “Company”, or “OceanPal”), was incorporated by Diana Shipping Inc. (or ”DSI” or “Parent”) on April 15, 2021 under the laws of the Republic of the Marshall Islands, having a share capital of 500 shares, par value $0.01 per share, issued to Parent. The Company will serve as the holding company of the following three of the Parent’s vessel-owning subsidiaries (the “Subsidiaries”, or “OceanPal Inc. Predecessors”):

●	Cypres Enterprises Corp., a company incorporated in the Republic of Panama on September 7, 2000, owner of the 2004 built Panamax dry bulk carrier Protefs,
●	Darien Compania Armadora S.A., a company incorporated in the Republic of Panama on December 22, 1993, owner of the 2005 built Panamax dry bulk carrier Calipso and
●	Marfort Navigation Company Limited, a company incorporated in the Republic of Cyprus on August 10, 2007, owner of the 2005 built Capesize dry bulk carrier Salt Lake City;

The Parent will contribute the Subsidiaries to OceanPal and, as the sole shareholder of the Company, intends to distribute the Company’s common shares to its shareholders on a pro rata basis.

The accompanying unaudited interim carve-out financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited interim combined financial statements have been prepared on the same basis and should be read in conjunction with the financial statements for the year ended December 31, 2020 and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six months ended June 30, 2021 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2021.

The combined carve-out balance sheet as of December 31, 2020 has been derived from the audited predecessor combined carve-out financial statements at that date, but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.

The Company is a global provider of shipping transportation services, specializing in the ownership of vessels. Each of the vessels is owned through a separate wholly-owned subsidiary.

In 2020, the outbreak of the COVID-19 virus has had a negative effect on the global economy and has adversely impacted the international dry-bulk shipping industry in which the Company operates. As of December 31, 2020, the impact of the outbreak of COVID-19 virus resulted in low time charter rates throughout the year, decreased revenues and increased crew and dry-docking costs. As the situation continues to evolve, it is difficult to predict the long-term impact of the pandemic on the industry. As a result, many of the Company’s estimates and assumptions, mainly future revenues for unfixed days, carry a higher degree of variability and volatility. The Company is constantly monitoring the developing situation, as well as its charterers’ response to the severe market disruption and is taking necessary precautions to address and mitigate, to the extent possible, the impact of COVID-19 to the Company.

During the six months ended June 30, 2021 and 2020, charterers that individually accounted for 10% or more of the Company’s time charter revenues were as follows:

Charterer	2021	2020
Cargill International S.A.		37%
Phaethon International Co AG.		33%
Uniper Global Commodities, Dusseldorf GE		11%
Crystal Sea Shipping Co., Limited		20%
C Transport Maritime LTD	37%
Vitera Chartering	28%
Reachy International	25%

Significant Accounting Policies and Recent Accounting Pronouncements:

A discussion of the Company’s significant accounting policies can be found in Note 2 of the Company’s Combined Carve-out audited Financial Statements for the year ended December 31, 2020. There have been no material changes to these policies in the six months ended June 30, 2021. The Company supplements its significant accounting policy that can be found in Note 2p of the Company’s Combined Carve-out audited Financial Statements for the year ended December 31, 2020 with respect to voyage expenses, as follows:

Voyage Expenses: The Company incurs voyage expenses that mainly include commissions because all of vessels are employed under time charters that require the charterer to bear voyage expenses such as bunkers (fuel oil), port and canal charges. Although the charterer bears the cost of bunkers, voyage results may be affected by differences in bunker prices, and the Company may record a gain or a loss deriving from such price differences. When a vessel is delivered to a charterer, bunkers are purchased by the charterer and sold back to the Company on the redelivery of the vessel. Bunker gain, or loss, result when a vessel is redelivered by her charterer and delivered to the next charterer at different bunker prices, or quantities.

1.Basis of Presentation and General Information

OceanPal Inc., (the “Company”, or “OceanPal”), was incorporated by Diana Shipping Inc. (or ”DSI” or “Parent”), as a wholly owned subsidiary, on April 15, 2021 under the laws of the Republic of the Marshall Islands, having an authorized share capital of 500 shares, par value $0.01 per share, issued to the Parent. The Company was formed to serve as the holding company of the following three of the Parent’s vessel-owning subsidiaries (the “Subsidiaries”, or “OceanPal Inc. Predecessors”):

●	Cypres Enterprises Corp., a company incorporated in the Republic of Panama on September 7, 2000, owner of the 2004 built Panamax dry bulk carrier Protefs,
●	Darien Compania Armadora S.A., a company incorporated in the Republic of Panama on December 22, 1993, owner of the 2005 built Panamax dry bulk carrier Calipso and
●	Marfort Navigation Company Limited, a company incorporated in the Republic of Cyprus on August 10, 2007, owner of the 2005 built Capesize dry bulk carrier Salt Lake City;

As of November 29, 2021, the Parent contributed the Subsidiaries to OceanPal and, as the sole shareholder of the Company, distributed the Company’s common shares to its shareholders on a pro rata basis upon consummation of a spin-off transaction (Note 9 (a)).

The accompanying predecessor combined carve-out financial statements are those of the Subsidiaries for the period presented using the historical carrying costs of the assets and the liabilities of the ship-owning companies above from the dates of their incorporation.

The Company is a global provider of shipping transportation services, specializing in the ownership of vessels. Each of our vessels is owned through a separate wholly-owned subsidiary.

In 2020, the outbreak of the COVID-19 virus had a negative effect on the global economy and has adversely impacted the international dry-bulk shipping industry in which the OceanPal Inc. Predecessors operated. The impact of the outbreak of COVID-19 virus resulted in low time charter rates throughout the year, decreased revenues and increased crew and dry-docking costs. For 2021, there were signs of improvement in the dry-bulk market and overall operations, though the impact of the outbreak of COVID-19 is still present. As the situation continues to evolve, it is difficult to predict the long-term impact of the pandemic on the industry. As a result, many of the estimates and assumptions, mainly future revenues for unfixed days, carry a higher degree of variability and volatility. The Company is constantly monitoring the developing situation, as well as charterers’ response to the severe market disruption and is taking necessary precautions to address and mitigate, to the extent possible, the impact of COVID-19 to the Company.